Note 4 - Securities (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value
2019	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$70,043	$2,593	$82	$72,554
Mortgage-backed	108,907	1,292	158	110,041
Other	1,025	-	9	1,016

Total	$179,975	$3,885	$249	$183,611
2018	(In Thousands)
Available-for-sale:
Obligations of states and political
subdivisions	$59,585	$354	$473	$59,466
Mortgage-backed	109,000	162	2,238	106,924
Other	1,002	-	38	964

Total	$169,587	$516	$2,749	$167,354

Investments Classified by Contractual Maturity Date [Table Text Block]
	(in thousands)
	Amortized Cost	Fair value

Due in one year or less	$500	$501
Due after one year through five years	6,387	6,471
Due after five years through ten years	26,476	26,999
Due after ten years	145,587	148,624
Other securities having no maturity date	1,025	1,016
Total	$179,975	$183,611

Schedule of Unrealized Loss on Investments [Table Text Block]
	(in thousands)
	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
2019	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$82	$3,816	$-	$-	$82	$3,816
Mortgage-backed	69	9,633	89	14,808	158	24,441
Other	-	-	9	991	9	991
Total temporarily impaired securities	$151	$13,449	$98	$15,799	$249	$29,248
	Less than 12 months		12 months or more		Total
2018	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses	Total Fair value
Obligations of states and political subdivisions	$94	$11,074	$379	$14,636	$473	$25,710
Mortgage-backed	219	16,171	2,019	62,435	2,238	78,606
Other	-	-	38	964	38	964
Total temporarily impaired securities	$313	$27,245	$2,436	$78,035	$2,749	$105,280